Note 1 - General Information	6 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
General information
1.	General Information

Sono Group N.V. (“Sono N.V.” or the “Company”) is registered in the business register (Netherlands Chamber of Commerce) and its corporate seat is in Amsterdam. The Company has its business exclusively in Germany as the management is located there and the business address is Waldmeisterstraße 76, 80935 Munich, Germany (trade register number: 80683568). Sono N.V.’s sole and wholly-owned subsidiary, Sono Motors GmbH (“Sono Motors”), is registered in the commercial register (Handelsregister) at the local court (Amtsgericht) of Munich, Germany, under HRB 224131. Sono Motors’ registered headquarters is Waldmeisterstraße 76, 80935 Munich, Germany. Sono N.V. is the ultimate parent of the Group. Hereinafter, Sono N.V. and its consolidated subsidiary collectively are referred to as the “Sono Group” or the “Group”. Sono Group develops and plans to sell mainly electric vehicles with integrated solar panels and to license its solar technology to other Original Equipment Manufacturers (OEMs). The Group started business in January 2016 and expects to complete prototype testing in 2023 and start serial production in the second half of 2023.

In November 2021, Sono N.V. successfully completed an initial public offering (IPO) and is now listed on the Nasdaq Stock Market. Trading under the ticker symbol “SEV” commenced on November 17, 2021.